Nature of Operations	3 Months Ended
Jul. 31, 2026
Disclosure of Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.
NATURE OF OPERATIONS

MindWalk Holdings Corp. (the "Company" or “MindWalk”) was incorporated under the laws of Alberta on November 22, 1983 before continuing into British Columbia on September 2, 2016. The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “HYFT.” The Company changed its corporate name from ImmunoPrecise Antibodies Ltd. to MindWalk Holdings Corp. on September 3, 2025. The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is Industrious 823 Congress Ave Suite 300 Austin, Texas 78701, United States.

Going concern basis

The condensed interim consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The Company has incurred operating losses since its inception, including $6.1 million for the three months ended July 31, 2026, and has accumulated a deficit of $148.8 million as of July 31, 2026. The Company had $7.6 million cash on hand as of July 31, 2026. The Company does not expect that its cash on hand as of July 31, 2026, will be sufficient to fund the Company's operations for at least one year from the date these financial statements are available to be issued.